June 28, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:   Vanguard International Equity Index Funds (the Trust)
  File No. 33 32548

Commissioners:

Enclosed is the 93rd Post Effective Amendment to the Trust’s Registration Statement on Form N 1A,
which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this
Amendment are to (1) disclose the FTSE Emerging Index as the new target index for the Vanguard
Emerging Markets Stock Index Fund, a series of the Trust, and (2) to effect a number of non material changes.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of August 27,
2013, for this amendment.  Prior to the effective date of the Amendment, Vanguard will submit a Rule
485(b) filing that will include text addressing any SEC staff comments.  Pursuant to Rule 485(d)(2), the
485(b) filing will designate as its effective date the same date on which we have requested that this
485(a) be declared effective.

Please contact me at (610) 669 1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

cc:  Amy Miller, Esq.
U.S. Securities & Exchange Commission